Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND
Central Index Key	0000779128
Amendment Flag	false
Document Creation Date	Nov. 20, 2014
Document Effective Date	Nov. 20, 2014
Prospectus Date	Nov. 20, 2014
DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND | DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND | DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND
Risk/Return:
Trading Symbol	DUSXX
DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND | Dreyfus US Treasury Intermediate Term Fund
Risk/Return:
Trading Symbol	DRGIX
DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND
Risk/Return:
Trading Symbol	DRGBX